Unitholders' Deficit - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class B Preferred Units
Class of Stock [Line Items]
Preferred distributions rate	6.00%		6.00%
Unreturned preferred returns	$ 3,944		$ 2,552	$ 884
Capital received from unit issuance	$ 10,548	$ 3,389	$ 16,961	$ 13,480
Unit issuance (in shares)	1,087,508	349,409	1,748,684	1,389,800
Unit issuance price (in usd per share)	$ 9.6992	$ 9.6992	$ 9.6992	$ 9.6992
Class B-1 Preferred Units
Class of Stock [Line Items]
Preferred distributions rate	6.00%		6.00%
Unreturned preferred returns	$ 309		$ 210	$ 8